   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  August 18, 2017 to September 15, 2017

   Commission File Number of issuing entity:  333-197550-02

   Central Index Key Number of issuing entity:  0001623838

   WFRBS Commercial Mortgage Trust 2014-C25

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-197550

   Central Index Key Number of depositor:  0001112998

   RBS Commercial Funding Inc.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000740906

   Wells Fargo Bank, National Association

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000729153

   The Royal Bank of Scotland plc

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001592182

   Rialto Mortgage Finance, LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001624053

   Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC)

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001542105

   Basis Real Estate Capital II, LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541214

   C-III Commercial Mortgage LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001555501

   Liberty Island Group I LLC

   (Exact name of sponsor as specified in its charter)

   William Malpica (203) 897-6362

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-3939281

38-3939282

38-3939283

38-7120321

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
A‑5	___	___	X	___
A‑SB	___	___	X	___
A‑S	___	___	X	___
B	___	___	X	___
C	___	___	X	___
PEX	___	___	X	___
X‑A	___	___	X	___
X‑B	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 15, 2017, a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-C25.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the WFRBS Commercial Mortgage Trust 2014-C25 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on September 15, 2017

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	1.36%	0	N/A

No assets securitized by RBS Commercial Funding Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2014-C25 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2017 to September 15, 2017, and there is no repurchase activity to report for that period.

The Depositor filed its latest Form ABS-15G on February 14, 2017. The CIK number of the Depositor is 0001112998.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on August 14, 2017. The CIK number for Wells Fargo is 0000740906.

The Royal Bank of Scotland plc ("RBS plc"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on May 16, 2017. The CIK number for RBS plc is 0000729153.

Rialto Mortgage Finance, LLC ("Rialto"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 01, 2017. The CIK number for Rialto is 0001592182.

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC) ("Argentic"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on January 17, 2017. The CIK number for Argentic is 0001624053.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 14, 2017. The CIK number for Basis is 0001542105.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on January 20, 2017. The CIK number for C-III is 0001541214.

Liberty Island Group I LLC ("LIG I"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on January 31, 2017. The CIK number for LIG I is 0001555501.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The St. Johns Town Center mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 12, 2014. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $19,007,145.00, which represents a year-to-date figure for the period of January 1, 2017 through June 30, 2017.

The Colorado Mills mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 12, 2014. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $6,858,446.00, which represents a year-to-date figure for the period of January 1, 2017 through June 30, 2017.

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for WFRBS Commercial Mortgage Trust 2014-C25, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	08/17/2017	$3,663.45
Current Distribution Date:	09/15/2017	$3,661.62
Interest Reserve Account Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)          Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-C25, relating to the September 15, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBS Commercial Funding Inc.

(Depositor)

/s/   Thomas Conway

Thomas Conway, President

Date:  September 28, 2017

EXHIBIT INDEX

Exhibit Number            Description

EX 99.1                 Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-C25, relating to the September 15, 2017 distribution.